PRINCIPAL ACCOUNTING POLICIES - Performance obligation (Details) - CNY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
PRINCIPAL ACCOUNTING POLICIES
Transaction price allocated to remaining performance obligations	¥ 4.1	¥ 5.4